CONDENSED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 379	$ 459	$ 1,025	$ 1,885	$ 2,303	$ 3,691
General and administrative	509	915	1,600	2,864	3,764	3,307
Total operating expenses	888	1,374	2,625	4,749	6,067	6,998
Loss from operations	(888)	(1,374)	(2,625)	(4,749)	(6,067)	(6,998)
Other income (expense):
Gain (loss) on change in fair value of derivative liability	(334)	0	421	0	181	0
Interest income (expense), net	1	1	3	0	0	4
Loss before provision for income taxes	(1,221)	(1,373)	(2,201)	(4,749)	(5,886)	(6,994)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (1,221)	$ (1,373)	$ (2,201)	$ (4,749)	$ (5,886)	$ (6,994)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.88)	$ (1.12)	$ (1.58)	$ (4.12)	$ (4.99)	$ (6.90)
Weighted average shares outstanding (in shares)	1,392,079	1,228,542	1,392,079	1,152,308	1,179,278	1,013,768